Corporate Information	6 Months Ended
Jun. 30, 2023
Corporate Information [Abstract]
CORPORATE INFORMATION

1 CORPORATE INFORMATION

Anghami Inc. (the “Group” or the “Parent”), was incorporated as a Cayman Islands exempted Group on March 1, 2021 with its registered office at Maples Corporate Services Limited, PO Box 309, Ugland House, Grand Cayman, KY1-1104, Cayman Islands. The mailing address of our principal executive office is 16th Floor, Al-Khatem Tower, WeWork Hub71, Abu Dhabi Global Market Square, Al Maryah Island, Abu Dhabi, United Arab Emirates.

The principal activity of the group is digital entertainment and online streaming including music, podcasts, music videos, and live events. The Group has a freemium business model whereby premium (paying) users get unlimited access to online streaming content, ads free streaming experience, and unlimited downloads. The ad-supported users do not pay subscription fees and are provided with limited access to on-demand online streaming content without the ability to download content. The Group secures its content via licenses with labels and independent artists to provide its service.